Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                     Ameritas Variable Separate Account VL
                                      and
                     Ameritas Variable Separate Account VA
                             ("Separate Accounts")

                                 Supplement to:
           Executive Select, Regent 2000, and Allocator 2000 Annuity
                         Prospectuses Dated May 1, 2007

                                Designer Annuity
                          Prospectus Dated May 1, 2010

                                 Allocator 2000
                       Prospectus Dated September 1, 2010

                         Supplement Dated July 27, 2011


1. The following Subaccount underlying portfolio is available as a variable investment option for your Policy:

---------------------------------------------------------------    ------------------------------------------------
                          FUND NAME                                               INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                     Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------    ------------------------------------------------
               Dreyfus Stock Index Fund, Inc.                                   The Dreyfus Corporation
---------------------------------------------------------------    ------------------------------------------------
Dreyfus Stock Index Fund, Inc., Initial Shares - Mellon Capital    Index:  S&P 500(R) Index.
Management Corporation
---------------------------------------------------------------    ------------------------------------------------

This Subaccount was inadvertently omitted from the investment option chart provided in the May 1, 2011 Supplement to your prospectus.

2. Please see the May 1, 2011 fund prospectus for more information about the underlying portfolio to this Subaccount, including portfolio operating expenses for the year ended December 31, 2010.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.


  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.

     If you do not have a current prospectus, please contact Ameritas Life at 1-800-745-1112.